Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Siren ETF Trust
Entity Central Index Key	0001796383
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Siren DIVCON Leaders Dividend ETF
Shareholder Report [Line Items]
Fund Name	Siren DIVCON Leaders Dividend ETF
Class Name	Siren DIVCON Leaders Dividend ETF
Trading Symbol	LEAD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Siren DIVCON Leaders Dividend ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIREN DIVCON LEADERS DIVIDEND ETF	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Updated Performance Information Location [Text Block]	Visit https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/ for more recent performance information.
Net Assets	$ 58,974,872
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$58,974,872
Number of Holdings	59
Portfolio Turnover	0%
30-Day SEC Yield	0.83%

Holdings [Text Block]

Top 10 Issuers	(%)
Costco Wholesale Corp.	4.4%
Broadcom, Inc.	3.8%
Monolithic Power Systems, Inc.	3.1%
Cintas Corp.	2.8%
KLA Corp.	2.8%
Snap-on, Inc.	2.7%
Hubbell, Inc.	2.7%
W.W. Grainger, Inc.	2.6%
Mastercard, Inc.	2.4%
Martin Marietta Materials, Inc.	2.2%

Updated Prospectus Web Address	https://sirenetfs.com/siren-divcon-leaders-dividend-etf-lead/
Siren DIVCON Dividend Defender ETF
Shareholder Report [Line Items]
Fund Name	Siren DIVCON Dividend Defender ETF
Class Name	Siren DIVCON Dividend Defender ETF
Trading Symbol	DFND
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Siren DIVCON Dividend Defender ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIREN DIVCON DIVIDEND DEFENDER ETF	$86	1.68%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.68%
Updated Performance Information Location [Text Block]	Visit https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/ for more recent performance information.
Net Assets	$ 9,915,792
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$9,915,792
Number of Holdings	72
Portfolio Turnover	0%
30-Day SEC Yield	0.22%

Holdings [Text Block]

First American Government Obligations Fund	13.2%
KLA Corp.	2.9%
Cintas Corp.	2.5%
Visa, Inc.	2.4%
The Procter & Gamble Co.	2.4%
Verisk Analytics, Inc.	2.3%
Nordson Corp.	2.3%
McDonald’s Corp.	2.3%
Lockheed Martin Corp.	2.2%
PulteGroup, Inc.	2.2%

Updated Prospectus Web Address	https://sirenetfs.com/siren-divcon-dividend-defender-etf-dfnd/
Siren Nasdaq NexGen Economy ETF
Shareholder Report [Line Items]
Fund Name	Siren Nasdaq NexGen Economy ETF
Class Name	Siren Nasdaq NexGen Economy ETF
Trading Symbol	BLCN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Siren Nasdaq NexGen Economy ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/. You can also request this information by contacting us at 1-866-829-5457.
Additional Information Phone Number	1-866-829-5457
Additional Information Website	https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIREN NASDAQ NEXGEN ECONOMY ETF	$32	0.68%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.68%
Updated Performance Information Location [Text Block]	Visit https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/ for more recent performance information.
Net Assets	$ 62,298,964
Holdings Count | $ / shares	52
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$62,298,964
Number of Holdings	52
Portfolio Turnover	0%
30-Day SEC Yield	0.47%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Government Obligations Fund	7.3%
MicroStrategy, Inc.	4.4%
Cleanspark, Inc.	3.9%
NVIDIA Corp.	3.7%
Robinhood Markets, Inc.	3.7%
MARA Holdings, Inc.	3.6%
Riot Platforms, Inc.	3.3%
Galaxy Digital Holdings Ltd.	3.2%
NTT Data Group Corp.	3.1%
Coinbase Global, Inc.	2.9%

Updated Prospectus Web Address	https://sirenetfs.com/siren-nasdaq-nexgen-economy-etf-blcn/